UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21750
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
(Exact name of registrant as specified in charter)

1800 Avenue of the Stars, Second Floor, Los Angeles, California	90067

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(310) 556-2721

Date of fiscal year end:	November 30, 2007

Date of reporting period:	February 28, 2007

Item 1: Schedule of Investments
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments - 134.4%
Equity Investments(a) - 113.0%
United States - 88.8%
MLP(b) - 31.9%
Atlas Energy Resources, LLC	75	$1,826
Atlas Pipeline Partners, L.P.	170	8,159
BreitBurn Energy Partners L.P.	45	1,233
Calumet Specialty Products Partners, L.P.	222	9,116
Crosstex Energy, L.P.	118	4,435
Crosstex Energy, L.P. — Senior Subordinated Units, Unregistered(c)(d)	356	11,911
DCP Midstream Partners, LP	58	2,130
Energy Transfer Partners, L.P.	95	5,229
Enterprise Products Partners L.P.	1,457	44,454
Ferrellgas Partners, L.P.	38	869
Global Partners LP	123	3,567
Hiland Partners, LP	56	3,037
Holly Energy Partners, L.P.	102	4,723
Inergy, L.P.	168	5,205
Legacy Reserves LP(d)	46	1,120
Magellan Midstream Partners, L.P.	269	11,313
Martin Midstream Partners L.P.	198	7,189
Natural Resource Partners L.P. — Subordinated Units	54	3,430
ONEOK Partners, L.P.	173	11,183
Penn Virginia Resource Partners, L.P.	152	4,102
Plains All American Pipeline, L.P.	1,387	76,952
Regency Energy Partners LP	299	8,215
Sunoco Logistics Partners L.P.	107	6,020
Targa Resources Partners, LP(d)	48	1,147
TC PipeLines, LP	129	4,674
TC PipeLines, LP — Unregistered(c)	145	4,989
Teekay LNG Partners L.P.	99	3,652
Teekay Offshore Partners L.P.(e)	73	2,178
TEPPCO Partners, L.P.	62	2,659
Universal Compression Partners, L.P.	224	6,673
Valero L.P.	118	7,455
Williams Partners L.P.	26	1,123

		269,968

MLP Affiliate - 30.0%
Atlas America, Inc.(f)	52	2,802
Crosstex Energy, Inc.	1,079	35,020
Enbridge Energy Management, L.L.C.(g)	503	25,702
Energy Transfer Equity, L.P.(h)	449	15,137
Hiland Holdings GP, LP(h)	86	2,429
Kinder Morgan, Inc.(i)	441	46,587
Kinder Morgan Management, LLC(g)	2,256	112,843
MarkWest Hydrocarbon, Inc.(i)	76	4,784
ONEOK, Inc.	144	5,999
Penn Virginia Corporation	22	1,533

		252,836

Marine Transportation - 19.3%
Aries Maritime Transport Limited	1,003	8,685
Arlington Tankers Ltd.	744	17,360
Danaos Corporation	167	3,942
Diana Shipping Inc.	754	14,413
Double Hull Tankers, Inc.	1,408	20,451
Eagle Bulk Shipping Inc.	510	10,203
Euroseas Ltd.	14	133
Genco Shipping & Trading Limited	647	19,667
General Maritime Corporation	87	3,742

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 28, 2007
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Marine Transportation (continued)
Nordic American Tanker Shipping Limited	382	$12,613
Omega Navigation Enterprises, Inc.	648	9,452
Quintana Maritime Limited	771	10,643
Seaspan Corporation	858	21,875
Ship Finance International Limited	381	9,909

		163,088

Coal - 3.8%
Alpha Natural Resources, Inc.(f)	96	1,388
Arch Coal, Inc.	249	7,745
CONSOL Energy Inc.(i)	100	3,567
Foundation Coal Holdings, Inc.	112	3,700
Massey Energy Company	118	2,858
Peabody Energy Corporation(i)	310	12,544

		31,802

Royalty Trust - 3.8%
Cross Timbers Royalty Trust	70	3,123
Hugoton Royalty Trust	249	6,061
MV Oil Trust	403	9,157
Permian Basin Royalty Trust	504	7,441
San Juan Basin Royalty Trust	191	6,006

		31,788

Total United States (Cost $606,252)		749,482

Canada - 24.2%
Royalty Trust - 24.2%
ARC Energy Trust	748	13,753
Baytex Energy Trust	413	7,293
Bonavista Energy Trust	857	21,798
Bonterra Energy Income Trust	98	1,964
Canadian Oil Sands Trust	50	1,167
Canetic Resources Trust	1,306	16,695
Crescent Point Energy Trust	1,389	20,899
Daylight Resources Trust	491	4,346
Enerplus Resources Fund	149	6,428
Fairborne Energy Trust	792	6,534
Focus Energy Trust	487	7,279
Fording Canadian Coal Trust	101	2,524
Harvest Energy Trust	602	14,155
NAL Oil & Gas Trust	559	6,142
Paramount Energy Trust	92	892
Pengrowth Energy Trust	354	6,040
Penn West Energy Trust	808	24,253
Peyto Energy Trust	947	13,646
Progress Energy Trust	282	3,058
Shiningbank Energy Income Fund	692	8,036
Thunder Energy Trust	181	743
Trilogy Energy Trust	280	2,450
Vermilion Energy Trust	323	8,775
Zargon Energy Trust	261	5,709

Total Canada (Cost $237,935)		204,579

Total Equity Investments (Cost $844,187)		954,061

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 28, 2007
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Fixed Income Investments - 21.4%
United States - 17.8%
Marine Transportation - 2.7%
Navios Maritime Holdings, Inc.	9.500%	12/15/14	$10,500	$10,789
OMI Corporation	7.625	12/01/13	4,000	4,040
Ship Finance International Limited	8.500	12/15/13	7,651	7,823

				22,652

Coal - 3.7%
Alpha Natural Resources, Inc.	10.000	6/01/12	9,825	10,611
Arch Western Finance, LLC	6.750	7/01/13	4,235	4,161
Massey Energy Company	6.875	12/15/13	10,500	10,080
Peabody Energy Corporation	4.750	12/15/66	6,500	6,411

				31,263

Other Energy - 11.4%
Allis-Chalmers Energy Inc.	9.000	1/15/14	8,870	8,981
Carrizo Oil & Gas, Inc.	(j)	7/21/10	17,446	17,707
CDX Funding, LLC	(k)	3/31/13	8,750	8,837
Clayton Williams Energy, Inc.	7.750	8/01/13	10,000	9,500
Coldren Resources, Inc.	(l)	7/14/11	1,039	1,049
Coldren Resources, Inc.	(m)	7/14/11	6,461	6,526
Mariner Energy, Inc.	7.500	4/15/13	9,000	8,798
NRG Energy, Inc.	7.375	2/01/16	5,000	5,100
Petrohawk Energy Corporation	9.125	7/15/13	9,500	10,094
SandRidge Energy, Inc.	(n)	11/20/07	2,500	2,512
SemGroup, L.P.	8.750	11/15/15	1,500	1,523
Targa Resources, Inc.	8.500	11/01/13	15,500	15,732

				96,359

Total United States (Cost $149,706)				150,274

Canada - 3.6%
Royalty Trust - 2.7%
Baytex Energy Ltd.	9.625	7/15/10	11,215	11,776
Harvest Operations Corp.	7.875	10/15/11	11,500	11,097

				22,873

Other Energy - 0.9%
Trident Exploration Corp.	(o)	4/26/11	3,258	3,405
Trident Exploration Corp.	(o)	4/26/12	3,542	3,701

				7,106

Total Canada (Cost $30,099)				29,979

Total Fixed Income Investments (Cost $179,805)				180,253

Total Long-Term Investments (Cost $1,023,992)				1,134,314

Short-Term Investment - 4.0%
Repurchase Agreement - 4.0%
Bear, Stearns & Co. Inc. (Agreement dated 2/28/07 to be repurchased at $33,448), collateralized by $34,416 in U.S. Treasury Bond Strips (Cost $33,443)	5.270	3/01/07		33,443

Total Investments - 138.4% (Cost $1,057,435)				1,167,757

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONCLUDED)
FEBRUARY 28, 2007
(amounts in 000’s, except option contracts written)
(UNAUDITED)

	No. of
Description	Contracts	Value
Liabilities
Option Contracts Written(f)
United States
MLP Affiliate
Kinder Morgan Inc., call option expiring 3/17/07 @ $105.00	1,000	$(125)

Coal
CONSOL Energy Inc., call option expiring 3/17/07 @ $35.00	1,000	(95)
Peabody Energy Corporation, call option expiring 3/17/07 @ $40.00	2,000	(300)

		(395)

Total Option Contracts Written (Premiums received $505)		(520)

Unrealized Depreciation on Interest Rate Swap Contracts		(170)
Other Liabilities		(36,395)

Total Liabilities		(37,085)
Unrealized Appreciation on Interest Rate Swap Contracts		1,702
Other Assets		11,629

Total Liabilities in Excess of Other Assets		(23,754)
Preferred Stock at Redemption Value		(300,000)

Net Assets Applicable to Common Stockholders		$844,003

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. Although the Fund had 34.1% of its net assets invested in securities treated as publicly-traded partnerships at February 28, 2007, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Fair valued securities, restricted from public sale.

(d)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securities which pay cash distributions within the next 12 months.

(e)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(f)	Security is non-income producing.

(g)	Distributions are paid-in-kind.

(h)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(i)	Security or a portion thereof is segregated as collateral on option contracts written or interest rate swap contracts.

(j)	Floating rate second lien credit facility. Security pays interest at a rate of LIBOR + 475 basis points (10.11% as of February 28, 2007).

(k)	Floating rate senior secured second lien term loan facility. Security pays interest at a rate of LIBOR + 525 basis points (10.61% as of February 28, 2007).

(l)	Floating rate letter of credit facility. Security pays interest at a rate of LIBOR less 12.5 basis points (5.24% as of February 28, 2007).

(m)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 400 basis points (9.36% as of February 28, 2007).

(n)	Floating rate senior unsecured bridge loan facility. Security pays interest at a rate of LIBOR + 450 basis points (10.19% as of February 28, 2007).

(o)	Floating rate senior secured second lien term loan facility. Security pays interest at a rate of LIBOR + 750 basis points (12.86% as of February 28, 2007).
Certain of the Fund’s investments are restricted as to resale and are valued as determined in accordance with procedures established by the Board of Directors. The table below shows the number of shares/units held, the acquisition date, purchase price, aggregate cost and fair value as of February 28, 2007, value per share/unit of such security, percent of net assets applicable to common stockholders and percent of total assets which the security comprises:

							Value	Percent	Percent
		Number of	Acquisition	Purchase		Fair	Per Share/	of Net	of Total
Investment	Security	Shares/Units	Date	Price	Cost	Value	Unit	Assets (1)	Assets
Crosstex Energy, L.P.	Senior Subordinated Units (2)	356	6/29/06	$10,000	$10,000	$11,911	$33.42	1.4%	1.0%
TC PipeLines, LP	Common Units (2)	145	2/20/07	5,000	5,000	4,989	34.50	0.6	0.4

				$15,000	$15,000	$16,900		2.0%	1.4%

(1)	Applicable to common stockholders.

(2)	Unregistered security.
At February 28, 2007, the cost basis of investments for Federal income tax purposes was $1,067,276. At February 28, 2007, gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$149,283
Gross unrealized depreciation	(48,803)

Net unrealized appreciation	$100,480

The identified cost basis for federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 7, 2007 with a file number 811-21750.
Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at http://www.kayneetr.com; or on the website of the Securities and Exchange Commission, http://www.sec.gov.
Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
/s/ Kevin S. McCarthy
Name:    Kevin S. McCarthy
Title:      Chairman, President and Chief Executive Officer
Date:      April 30, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin S. McCarthy
Name:    Kevin S. McCarthy
Title:      Chairman, President and Chief Executive Officer
Date:      April 30, 2007
/s/ Terry A. Hart
Name:    Terry A. Hart
Title:      Chief Financial Officer and Treasurer
Date:      April 30, 2007